American Balanced Fund, Inc.
                           One Market, Steuart Tower
                                   Suite 1800
                        San Francisco, California 94105

                                Mailing address:
                                 P.O. Box 7650
                      San Francisco, California 94120-7650
                              Phone (415) 393 7110
                               Fax (415) 393-7140

                                  Patrick Quan
                                   Secretary




March 5, 2004



Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

Re:      American Balanced Fund, Inc.
         File Nos. 2-10758 and 811-66

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statements of Additional Information since the electronic filing on 2/27/04 of Registrant's Post-Effective Amendment No. 93 under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940.

Sincerely,


/s/ Patrick F. Quan
Patrick F. Quan


/pfq

cc:    Linda Stirling

The Capital Group Companies
American Funds         Capital Research and Management
Capital International         Capital Guardian         Capital Bank and Trust



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